American Century Mutual Funds, Inc. (ACMF), American Century Strategic Asset Allocations, Inc. (ACSAA),
American Century World Mutual Funds, Inc., (ACWMF), American Century Variable Portfolios, Inc. (ACVP),
American Century Premium Reserves, Inc. (ACPR) and American Century Capital Portfolios, Inc. (ACCP)

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

Supplement dated September 1, 2000 * Statement of Additional Information dated March 1, 2000 (ACMF);
April 1, 2000 (ACSAA and ACWMF); May 1, 2000 (ACVP); May 25, 2000 (ACWMF-Life Sciences and
Technology); and August 1, 2000 (ACPR and ACCP)

The following replaces the officer chart under the heading "Officers" on page 25 for ACMF; on page 23 for ACSAA and ACVP; on page 20 for ACWMF; on page 19 for ACWMF-Life Sciences and Technology;
on page 22 for ACPR; and on page 21 for ACCP.

Name (Age)                 Positions Held
Address                    with the Funds          Principal Occupation(s) During Past Five Years
-----------------------------------------------------------------------------------------------------------------
William M. Lyons (44)      President               President, ACC (June 1997 to present)
4500 Main St.                                      Chief Operating Officer, ACC (June 1995 to present)
Kansas City, MO 64111                              General Counsel, ACC, ACIM, ACIS, ACSC and other
                                                   ACC subsidiaries (June 1989 to June 1998)
                                                   Executive Vice President, ACC, (January 1995 to June 1997)
                                                   Also serves as: Executive Vice President and Chief Operating
                                                   Officer, ACIM, ACIS, ACSC and other ACC subsidiaries, and
                                                   Executive Vice President of other ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
Robert T. Jackson (54)     Executive               Chief Administrative Officer and Chief Financial Officer, ACC
4500 Main St.              Vice President          (August 1997 to present)
Kansas City, MO 64111                              President, ACSC (January 1999 to present)
                                                   Executive Vice President, ACC (May 1995 to present)
                                                   Also serves as: Executive Vice President, ACIM, ACIS
                                                   and other ACC subsidiaries, and Treasurer of ACC and other
                                                   ACC subsidiaries
-----------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA (44)  Senior Vice President,  Senior Vice President and Assistant Treasurer, ACSC
4500 Main St.              Treasurer and Chief
Kansas City, MO 64111      Accounting Officer
-----------------------------------------------------------------------------------------------------------------
David C. Tucker (42)       Senior                  Senior Vice President, ACIM, ACIS, ACSC and other ACC
4500 Main St.              Vice President          subsidiaries (June 1998 to present)
Kansas City, MO 64111                              General Counsel, ACC, ACIM, ACIS, ACSC
                                                   and other ACC subsidiaries (June 1998 to present)
                                                   Consultant to mutual fund industry (May 1997 to April 1998)
                                                   Vice President and General Counsel, Janus Companies
                                                   (1990 to 1997)
-----------------------------------------------------------------------------------------------------------------
Charles A. Etherington (42) Vice President         Vice President (October 1996 to present) and
4500 Main St.                                      Associate General Counsel (December 1998 to present), ACSC
Kansas City, MO 64111                              Counsel to ACSC (February 1994 to December 1998)
-----------------------------------------------------------------------------------------------------------------
Charles C. S. Park (33)    Vice President          Vice President (February 2000 to present) and Assistant
1665 Charleston Road                               General Counsel (January 1998 to present), ACSC
Mountain View, CA 04043                            Counsel to ACSC (October 1995 to January 1998)
                                                   Attorney, Howard & Howard Attorneys, P.C.
                                                   (June 1992 to October 1995)
-----------------------------------------------------------------------------------------------------------------
David H. Reinmiller (36)   Vice President          Vice President (February 2000 to present) and Assistant
4500 Main Street                                   General Counsel (August 1996 to present), ACSC
Kansas City, MO 64111                              Counsel to ACSC (January 1994 to August 1996)
-----------------------------------------------------------------------------------------------------------------
Paul Carrigan Jr. (50)     Secretary               Secretary, ACC (February 1998 to present)
4500 Main St.                                      Director of Legal Operations, ACSC (February 1996 to present)
Kansas City, MO 64111                              Board Communications Manager (April 1994 to January 1996)
-----------------------------------------------------------------------------------------------------------------
Jon Zindel (33)            Tax Officer             Vice President of Taxation, ACSC (1996 to present)
4500 Main Street                                   Vice President, ACIM, ACIS and other ACC subsidiaries
Kansas City, MO 64111                              (April 1999 to present)
                                                   President, American Century Employee Benefit Services, Inc.
                                                   (January 2000 to present)
                                                   Treasurer, American Century Ventures, Inc.
                                                   (December 1999 to present)
                                                   Tax Manager, Price Waterhouse LLP (1989 to 1996)

The following paragraph is added immediately below the "Nonfundamental Investment
Policies" table on page 16 of the ACCP SAI.

The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

The third paragraph, which describes the Select and Heritage funds, on page 20 of the ACMF SAI is deleted.

SH-SPL-22054   0008